Note 4 - Fair Value Measurement - Reconciliation of Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Beginning balance	$ 968,783
Fair value of contingent earnout liability initially recorded in connection with Camfaud acquisition		908,266
Change in fair value of contingent earnout liability included in operating expenses	526,817
Change fair value due to foreign currency	(37,523)	60,517
Ending balance	$ 1,458,077	$ 968,783